SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NIS [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		3.647	3.627	3.519
Percentage Increase Decrease In Exchange Rate During Year		0.55%	3.07%	13.15%
Brazilian Real [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		6.1917	4.8413	5.2177
Percentage Increase Decrease In Exchange Rate During Year		27.89%	(7.21%)	6.50%
Israeli CPI [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Consumer Price Index Inflationary Points	[1]	130.94	126.83	123.19
Percentage Increase Decrease In Exchange Rate During Year	[1]	3.24%	2.95%	5.26%

[1]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average.